Stockholder’s Equity (Details) - $ / shares	Sep. 27, 2023	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Stockholder’s Equity (Details) [Line Items]
Common stock, shares issued		10,000,000	1,000	1,000
Common stock, shares outstanding		10,000,000	1,000	1,000
Common stock, shares authorized		50,000,000	1,000	1,000
Price per share (in Dollars per share)	$ 0.930886
Common stock held term	5 years
Issued and outstanding securities percentage	70.00%
Common Stock [Member]
Stockholder’s Equity (Details) [Line Items]
Common stock, shares issued			1,000
Common stock, shares outstanding			1,000
Common stock, shares authorized			1,000	5,095,346
Parent Company [Member]
Stockholder’s Equity (Details) [Line Items]
Common stock, shares issued		10,000,000
Common stock, shares outstanding		10,000,000
Common stock, shares authorized		10,000,000
SG Holdings [Member]
Stockholder’s Equity (Details) [Line Items]
Percentage of outstanding shares	30.00%